HOT MADEN INTEREST (Summarized Financial Information in Associate Carrying Amount Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Currency translation adjustments	$ (15,205)	$ 121
At December 31, 2017	177,452
Hot Maden Associate [member]
Disclosure of associates [line items]
At January 1, 2017
Acquisition of Investment in Associate (note 7)	190,714
Company's share of net income (loss) of associate	(28)
Capital Investment	584
Currency translation adjustments	(13,818)
At December 31, 2017	$ 177,452